Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0
Series A CPS Derivative Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.02% - 0.03%	0.16% - 0.18%	0.11% - 0.15%	0.28%
Expected remaining term	0.10 - 0.16 Years	0.80 - 1.16 Years	0.55 - 0.90 Years	1.55 - 1.90 Years
Expected volatility	77.99 - 78.79%	120.84 - 125.60%	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%